Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 663.9	$ 665.8
Acquisitions-current year	0.1	0.3
Adjustments related to prior acquisitions		(2.2)
Goodwill, Ending Balance	664.0	663.9
Performance Foodservice [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	405.2	407.4
Acquisitions-current year	0.1
Adjustments related to prior acquisitions		(2.2)
Goodwill, Ending Balance	405.3	405.2
PFG Customized [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	166.5	166.5
Goodwill, Ending Balance	166.5	166.5
Vistar [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	53.0	52.7
Acquisitions-current year		0.3
Goodwill, Ending Balance	53.0	53.0
Other [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	39.2	39.2
Goodwill, Ending Balance	$ 39.2	$ 39.2